UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605

Franklin U.S. Government Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway,

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1.	Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended December 31, 2019, the U.S. economy grew and the unemployment rate declined, while the annual inflation rate moderately increased. The U.S. Federal Reserve lowered the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.50% to 1.75% by period-end, citing muted inflation pressures, some soft business indicators and the potential effects of global trade tensions on the U.S. economy. In this environment, the 10-year U.S. Treasury yield began the period at 2.00% and decreased to 1.92% at period-end. Fixed income markets, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +2.45% total return (an index increase from 2,171.71 to 2,225.00), which includes reinvestment of income and distributions.1

Franklin U.S. Government Money Fund’s semiannual report includes more detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. As always, we recommend investors consult their financial advisors and review their financial plan to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe most people benefit from professional advice and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin, welcome your questions and comments, and look forward to assisting your future investment plans.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin U.S. Government Money Fund

This letter reflects our analysis and opinions as of December 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Sources: Morningstar and Bloomberg Barclays Indices.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin U.S. Government Money Fund

This semiannual report for Franklin U.S. Government Money Fund covers the period ended December 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity by investing through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

The U.S. Federal Reserve Board (Fed) lowered the fed funds rate by 0.25% at each of its July, September, and October 2019 meetings, for a total decrease of 0.75% during the period. Consequently, the Fund’s Class A share’s seven-day effective yield decreased from 1.67% on June 30, 2019, to 1.06% on December 31, 2019, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Bond prices rose during the reporting period, as interest rate cuts and many investors’ search for income pushed down yields on most bond categories. Notably, U.S. bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond

Portfolio Composition

12/31/19

% of Total
Net Assets
U.S. Government and Agency Securities	92.4%
Repurchase Agreements	10.8%
Other Net Assets	(3.2)%

Index, performed well alongside high returns from U.S. equities, as measured by the Standard & Poor’s® 500 Index.

The primary driver of U.S. bond performance was a shift in the Fed’s monetary policy. Following a period of economic uncertainty due to slowing global growth and the trade war between the U.S. and China, the Fed adopted a more accommodative monetary policy stance. Three interest-rate cuts followed thereafter, with the Fed lowering the federal funds rate to a range of 1.50%–1.75%. Falling interest rates typically increase the value of existing bonds, since their higher yields become relatively more attractive to investors.

Both long-term and short-term U.S. bonds, as measured by subindexes of the Bloomberg Barclays U.S. Aggregate Bond Index, gained during the period, with long-term bonds posting stronger returns due to their higher sensitivity to interest-rate changes. Interest rates on long-term U.S. Treasuries initially fell more than interest rates on short-term U.S. Treasuries, leading to a flattening of the yield curve, which charts the yields of Treasuries at varying maturity dates. In August 2019, the yield on 10-year U.S. Treasuries fell below the yield on two-year U.S. Treasuries. While some investors considered this inversion a sign that the economy was moving toward a recession, the two-year and 10-year U.S. Treasury yield curve steepened again shortly thereafter amid positive economic signals.1

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, gained during the period, which was characterized by high levels of Treasury issuance due to the government’s deficit spending. A strong U.S. dollar during parts of the period and comparatively higher Treasury

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the US government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 11.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

yields relative to sovereign debt issued by other developed market countries made Treasuries attractive to foreign investors.

Corporate bonds also posted noteworthy returns, driven by the combination of a relatively strong economy and lower interest rates. Both investment-grade and high-yield corporate bonds gained, as measured by the Bloomberg Barclays U.S. Corporate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, respectively, as solid corporate profits and steady economic growth helped strengthen investors’ confidence in corporate creditworthiness. The positive environment for debt extended to mortgage-backed securities, as prepayments due to homeowner refinancing declined after hitting a three-year high in August 2019.

Investment Strategy

Consistent with our strategy, we seek to invest, through the Portfolio, mainly in U.S. government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

With the Fed lowering interest rates in July, September and October 2019, short-term interest rates have decreased after gradually increasing over the past several years. Money market yields remained pressured and have retreated over the period. We continued to invest the Portfolio’s assets in high quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Performance Summary as of December 31, 2019

	Seven-Day		Seven-Day Annualized
Share Class (Symbol)	Effective Yield	[1]	Yield
A (FMFXX)	1.06%		1.06%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call
(800) 342-5236.

Total Annual Operating Expenses2

Share Class
A	0.55%

1. The seven-day effective yield assumes compounding of daily dividends, if any.

2. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 12/31/19. The Fund’s average weighted life was 52 days and the Fund’s average weighted maturity was 29 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 7/1/19[1]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[2,3,4]	Ending Account Value 12/31/19	Expenses Paid During Period 7/1/19–12/31/19[3,4]	Net Annualized Expense Ratio[4]

A	$1,000	$1,007.50	$2.78	$1,022.37	$2.80	0.55%
C	$1,000	$1,001.10	$2.53	$1,019.10	$6.09	1.20%
R	$1,000	$1,001.50	$2.21	$1,019.86	$5.33	1.05%
R6	$1,000	$1,007.90	$2.42	$1,022.72	$2.44	0.48%

1. For Classes A and R6, 7/1/19 for Actual and Hypothetical. For Classes C and R, 10/15/19 for Actual and 7/1/19 for Hypothetical.

2. For Classes A and R6, 7/1/19–12/31/19. For Classes C and R, 10/15/19-12/31/19.

3. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period. The multiplier is 77/366 for Actual Classes C and R expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Highlights

Franklin U.S. Government Money Fund

	Six Months Ended December 31, 2019	Year Ended June 30,
	(unaudited)	2019	2018	2017	2016	2015

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Income from investment operations:

Net investment income	0.007	0.017	0.007	0.001	—	—

Less distributions from:

Net investment income	(0.007)	(0.017)	(0.007)	(0.001)	—	—

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Total return[a]	0.75%	1.70%	0.74%	0.07%	—%	—%

Ratios to average net assets[b]

Expenses before waiver and payments by affiliates[c]	0.55%	0.55%	0.57%	0.53%	0.56%	0.58%

Expenses net of waiver and payments by affiliates[c]	0.55%	0.54%	0.55%	0.43%	0.21%	0.09%

Net investment income	1.45%	1.71%	0.77%	0.07%	—%	—%

Supplemental data

Net assets, end of period (000’s)	$2,860,719	$2,711,322	$2,724,519	$2,272,504	$2,344,329	$1,570,782

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

bRatios are annualized for periods less than one year.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL HIGHLIGHTS

Franklin U.S. Government Money Fund (continued)

Six Months Ended December 31, 2019 (unaudited)[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$1.00

Income from investment operations:

Net investment income	0.001

Less distributions from:

Net investment income	(0.001)

Net asset value, end of period	$1.00

Total return[b]	0.11%

Ratios to average net assets[c]

Expenses[d]	1.20%

Net investment income	0.80%

Supplemental data

Net assets, end of period (000’s)	$141,311

aFor the period October 15, 2019 (effective date) to December 31, 2019.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL HIGHLIGHTS

Franklin U.S. Government Money Fund (continued)

Six Months Ended December 31, 2019 (unaudited)[a]

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00

Income from investment operations:

Net investment income	0.001

Less distributions from:

Net investment income	(0.001)

Net asset value, end of period	$ 1.00

Total return[b]	0.15%

Ratios to average net assets[c]

Expenses[d]	1.05%

Net investment income	0.95%

Supplemental data

Net assets, end of period (000’s)	$6,339

aFor the period October 15, 2019 (effective date) to December 31, 2019.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL HIGHLIGHTS

Franklin U.S. Government Money Fund (continued)

	Six Months Ended December 31, 2019	Year Ended June 30,
	(unaudited)	2019	2018		2017	2016	2015

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$1.00	$1.00

Income from investment operations:

Net investment income	0.008	0.018	0.008		0.001	—	—

Less distributions from:

Net investment income	(0.008)	(0.018)	(0.008)		(0.001)	—	—

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$1.00	$1.00

Total return[a]	0.79%	1.77%	0.81%		0.10%	—%	—%

Ratios to average net assets[b]

Expenses before waiver and payments by affiliates[c]	0.55%	0.60%	0.48%		0.46%	0.47%	0.47%

Expenses net of waiver and payments by affiliates[c]	0.48%	0.48%	0.48%	[d]	0.40%	0.21%	0.09%

Net investment income	1.52%	1.77%	0.84%		0.10%	—%	—%

Supplemental data

Net assets, end of period (000’s)	$31,882	$22,805	$6,904		$68,704	$61,056	$58,571

aTotal return is not annualized for periods less than one year.

bRatios are annualized for periods less than one year.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

dBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Statement of Investments, December 31, 2019 (unaudited)

Franklin U.S. Government Money Fund

	Shares	Value

Management Investment Companies (Cost $ 3,073,638,321) 101.1%
[a] The U.S. Government Money Market Portfolio, 1.47%	3,073,638,321	$3,073,638,321
Other Assets, less Liabilities (1.1)%		(33,388,072)

Net Assets 100.0%		$3,040,250,249

aThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

December 31, 2019 (unaudited)

Assets:
Investment in affiliated Portfolio, at value and cost	$3,073,638,321

Receivables:
Capital shares sold	11,427,929

Total assets	3,085,066,250

Liabilities:
Payables:
Capital shares redeemed	43,648,008
Administrative fees	743,766
Distribution fees	80,754
Transfer agent fees	297,590
Distributions to shareholders	41,621
Accrued expenses and other liabilities	4,262

Total liabilities	44,816,001

Net assets, at value	$3,040,250,249

Net assets consist of:
Paid-in capital	$3,040,250,254
Total distributable earnings (losses)	(5)

Net assets, at value	$3,040,250,249

Class A:
Net assets, at value	$2,860,718,508

Shares outstanding	2,860,802,608

Net asset value per share[a]	$1.00

Class C:
Net assets, at value	$ 141,310,969

Shares outstanding	141,317,222

Net asset value per share[a]	$1.00

Class R:
Net assets, at value	$ 6,339,241

Shares outstanding	6,339,439

Net asset value per share	$1.00

Class R6:
Net assets, at value	$ 31,881,531

Shares outstanding	31,881,535

Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2019 (unaudited)

Investment income:
Dividends from affiliated Portfolio	$26,826,718

Expenses:
Administrative fees (Note 3a)	4,184,025
Distribution fees: (Note 3b)
Class C	188,565
Class R	7,034
Transfer agent fees: (Note 3d)
Class A	1,277,363
Class C	26,074
Class R	1,262
Class R6	12,383
Reports to shareholders	73,341
Registration and filing fees	89,422
Professional fees	30,290
Trustees’ fees and expenses.	28,918
Other	31,551

Total expenses	5,950,228
Expenses waived/paid by affiliates (Note 3e)	(9,659)

Net expenses	5,940,569

Net investment income	20,886,149

Net increase (decrease) in net assets resulting from operations	$20,886,149

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019

Increase (decrease) in net assets:
Net investment income from operations	$20,886,149	$ 48,805,696

Distributions to shareholders:
Class A	(20,516,211)	(48,544,523)
Class C	(155,676)	—
Class R	(9,791)	—
Class R6	(204,170)	(261,479)

Total distributions to shareholders	(20,885,848)	(48,806,002)

Capital share transactions: (Note 2)
Class A	149,395,108	(13,196,041)
Class C	141,311,751	—
Class R	6,339,277	—
Class R6	9,076,975	15,900,261

Total capital share transactions	306,123,111	2,704,220

Net increase (decrease) in net assets	306,123,412	2,703,914

Net assets:
Beginning of period	2,734,126,837	2,731,422,923

End of period	$3,040,250,249	$2,734,126,837

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin U.S. Government Money Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R and Class R6. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective October 15, 2019, the Fund began offering two classes of shares: Class C and Class R.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). At December 31, 2019, the Fund owned 16.1% of the Portfolio.

b.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

e.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund.

Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2019	Year Ended June 30, 2019

Class A Shares:
Shares sold[a]	$ 891,472,497	$ 1,972,436,747
Shares issued in reinvestment of distributions	20,531,100	47,736,276
Shares issued on reorganization (Note 5)	38,463,872
Shares redeemed	(801,072,361)	(2,033,369,064)

Net increase (decrease)	$ 149,395,108	$ (13,196,041)

Class C Shares:
Shares sold	$ 13,858,105
Shares issued in reinvestment of distributions	152,042
Shares issued on reorganization (Note 5)	147,248,909
Shares redeemed[a]	(19,947,305)

Net increase (decrease)	$ 141,311,751

Class R Shares:
Shares sold	$517,652
Shares issued in reinvestment of distributions	9,744
Shares issued on reorganization (Note 5)	8,240,797
Shares redeemed	(2,428,916)

Net increase (decrease)	$ 6,339,277

Class R6 Shares:
Shares sold	$ 20,608,966	$ 32,516,983
Shares issued in reinvestment of distributions	206,526	259,187
Shares redeemed	(11,738,517)	(16,875,909)

Net increase (decrease)	$ 9,076,975	$ 15,900,261

aMay include a portion of Class C shares that were automatically converted to Class A.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

For the period ended December 31, 2019, the annualized gross effective administrative fee rate was 0.288% of the Fund’s average daily net assets.

b.  Distribution Fees

The Board has adopted distribution plans for each share class with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class C	0.65%
Class R	0.50%

c.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

CDSC retained	$60,098

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FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2019, the Fund paid transfer agent fees of $1,317,082, of which $1,155,475 was retained by Investor Services.

e. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until October 31, 2020. Prior to November 1, 2019, Investor Services had voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees did not exceed 0.02%.

f. Other Affiliated Transactions

At December 31, 2019, an interested board member owned 31.2% of the Fund’s outstanding shares.

4. Income Taxes

At December 31, 2019, the cost of investments for book and income tax purposes was the same.

5. Reorganization

On October 18, 2019, the Fund, pursuant to a plan of reorganization approved on May 21, 2019, by the Board of Trustees of Franklin Templeton U.S. Government Money Fund (Acquired Fund), a series of Franklin Templeton Money Fund Trust (the “Trust”), acquired 100% of the Acquired Fund’s net assets, primarily made up of the shares of the Portfolio, through a tax-free exchange of 193,960,534 shares of the Fund (valued at $193,953,578). Immediately after the completion of the reorganization, the combined net assets of the Fund were $3,056,802,472.

The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had same investment goal, management team (through the Portfolio), principal investment strategies and principal investment risks, lower annual fund operating expenses and therefore slightly better investment performance, significantly more assets, and more favorable sales prospects. Franklin Advisers, Inc., the Portfolio’s Adviser, paid 100% of the total cost of the reorganization.

Assuming the reorganization had been completed on July 1, 2019, the Fund’s pro forma results of operations, would have been as follows:

Period	Net Investment Income (Loss)
For the period July 1, 2019 to December 31, 2019	$21,520,933

Subsequent to the reorganization, the Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At December 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com	Semiannual Report	19

THE MONEY MARKET PORTFOLIOS

Financial Highlights

The U.S. Government Money Market Portfolio

	Six Months Ended December 31, 2019	Year Ended June 30,
	(unaudited)	2019	2018	2017	2016	2015

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations:

Net investment income	0.009	0.021	0.011	0.003	0.001	—

Net realized and unrealized gains (losses)[a]	—	—	(—)	—	—	—

Total from investment operations	0.009	0.021	0.011	0.003	0.001	—	[a]

Less distributions from:

Net investment income	(0.009)	(0.021)	(0.011)	(0.003)	(0.001)	—

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return[b]	0.94%	2.10%	1.15%	0.35%	0.07%	—%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses net of waiver and payments by affiliates[d]	0.15%	0.15%	0.15%	0.15%	0.13%	0.09%

Net investment income	1.86%	2.09%	1.15%	0.35%	0.06%	—%

Supplemental data

Net assets, end of period (000’s)	$19,061,944	$23,218,541	$23,700,037	$21,564,546	$22,324,993	$27,390,400

aAmount rounds to less than $0.001 per share.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

Statement of Investments, December 31, 2019 (unaudited)

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 103.2%
U.S. Government and Agency Securities 92.4%
[a] FFCB,
1/02/20	$79,300,000	$79,297,467
1/14/20	40,000,000	39,977,756
1/17/20	30,000,000	29,979,200
FHLB,
[a] 1/02/20	924,060,000	924,019,934
[a] 1/03/20	461,795,000	461,754,817
[a] 1/06/20	421,000,000	420,910,267
[a] 1/08/20	395,000,000	394,875,189
[a] 1/10/20	350,000,000	349,859,050
[a] 1/13/20	50,100,000	50,074,115
[a] 1/15/20	302,000,000	301,815,021
[a] 1/17/20	100,000,000	99,926,089
[a] 1/22/20	200,000,000	199,807,500
[a] 1/24/20	300,000,000	299,689,500
[a] 1/27/20	181,100,000	180,890,729
[a] 1/29/20	150,000,000	149,815,200
[a] 1/31/20	25,000,000	24,967,729
[a] 2/07/20	150,000,000	149,762,737
[a] 2/12/20	300,000,000	299,450,850
[a] 2/14/20	200,000,000	199,616,467
[a] 2/19/20	150,000,000	149,678,437
[a] 3/06/20	42,000,000	41,882,458
[a] 4/01/20	140,000,000	139,452,250
[b] FRN, 1.545%, (SOFR + 0.005%), 1/17/20	150,000,000	150,000,000
[b] FRN, 1.59%, (SOFR + 0.05%), 1/17/20	50,000,000	50,000,000
[b] FRN, 1.56%, (SOFR + 0.02%), 2/21/20	118,000,000	118,000,000
[b] FRN, 1.575%, (SOFR + 0.035%), 2/21/20	35,000,000	35,000,000
[b] FRN, 1.57%, (SOFR + 0.03%), 3/06/20	120,000,000	120,000,000
[b] FRN, 1.605%, (SOFR + 0.065%), 3/26/20	190,000,000	190,000,000
[b] FRN, 1.57%, (SOFR + 0.03%), 3/27/20	56,000,000	56,000,000
[b] FRN, 1.565%, (SOFR + 0.025%), 4/22/20	71,000,000	71,000,000
[b] FRN, 1.575%, (SOFR + 0.035%), 5/08/20	200,000,000	200,000,000
[b] FRN, 1.62%, (SOFR + 0.08%), 5/11/20	175,000,000	175,000,000
[b] FRN, 1.56%, (SOFR + 0.02%), 5/14/20	100,000,000	100,000,000
[b] FRN, 1.575%, (SOFR + 0.035%), 6/19/20	150,000,000	150,000,000
[b] FRN, 1.57%, (SOFR + 0.03%), 7/17/20	79,000,000	79,000,000
[b] FRN, 1.64%, (SOFR + 0.10%), 7/17/20	200,000,000	200,000,000
[b] FRN, 1.55%, (SOFR + 0.01%), 7/22/20	200,000,000	200,000,000
[b] FRN, 1.64%, (SOFR + 0.10%), 7/29/20	24,000,000	24,000,000
FHLMC,
[a] 1/02/20	263,000,000	262,991,043
[a] 1/03/20	250,000,000	249,990,139
[b] FRN, 1.56%, (SOFR + 0.02%), 1/03/20	200,000,000	200,000,000
[b] FRN, 1.55%, (SOFR + 0.01%), 2/21/20	200,000,000	200,000,000
[b] FRN, 1.56%, (SOFR + 0.02%), 2/28/20	250,000,000	250,000,000
[b] FRN, 1.58%, (SOFR + 0.04%), 4/03/20	150,000,000	150,000,000

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
FHLMC, (continued)
[b] FRN, 1.54%, (SOFR), 4/13/20	$200,000,000	$200,000,000
[b] FRN, 1.58%, (SOFR + 0.04%), 5/06/20	250,000,000	250,000,000
[b] FRN, 1.545%, (SOFR + 0.005%), 5/13/20	300,000,000	300,000,000
[b] FRN, 1.545%, (SOFR + 0.005%), 5/20/20	50,000,000	50,000,000
[b] FRN, 1.565%, (SOFR + 0.025%), 5/22/20	250,000,000	250,000,000
[b] FRN, 1.545%, (SOFR + 0.005%), 8/07/20	250,000,000	250,000,000
[a] FNMA,
1/02/20	250,000,000	249,991,667
1/03/20	250,000,000	249,990,278
1/15/20	100,000,000	99,938,944
[a] U.S. Treasury Bill,
1/02/20	590,000,000	589,968,178
1/07/20	300,000,000	299,923,500
1/09/20	450,000,000	449,805,667
1/14/20	400,000,000	399,781,167
1/16/20	576,570,000	576,133,373
1/21/20	290,000,000	289,751,889
1/23/20	180,315,000	180,135,386
2/04/20	440,000,000	439,368,356
2/06/20	300,000,000	299,544,000
2/13/20	475,000,000	474,082,965
2/20/20	316,660,000	315,982,699
3/05/20	459,345,000	458,002,772
3/12/20	330,000,000	328,986,672
3/19/20	300,000,000	298,999,000
4/09/20	295,000,000	293,628,987
4/16/20	300,000,000	298,569,000
4/23/20	300,000,000	298,493,333
5/07/20	150,000,000	149,187,729
5/21/20	139,460,000	138,618,824
6/04/20	344,330,000	342,009,837
6/11/20	290,000,000	288,016,400
6/18/20	290,000,000	287,889,847

Total U.S. Government and Agency Securities (Cost $17,615,284,414)		17,615,284,414

[c] Repurchase Agreements 10.8%
BNP Paribas Securities Corp., 1.55%, 1/02/20 (Maturity Value $100,861,111) Collateralized by U.S. Treasury Notes, 1.375%, 05/31/21 (valued at $102,103,172)	100,000,000	100,000,000
Deutsche Bank Securities Inc., 1.55%, 1/02/20 (Maturity Value $52,004,478) Collateralized by U.S. Treasury Notes, 1.50% - 2.25%, 3/31/23 – 2/29/24 (valued at $53,040,049)	52,000,000	52,000,000
Federal Reserve Bank of New York, 1.45%, 1/02/20 (Maturity Value $1,750,140,972) Collateralized by U.S. Treasury Notes, 1.875% – 3.00%, 7/31/22 – 8/15/48 (valued at $1,750,141,031)	1,750,000,000	1,750,000,000
Goldman Sachs & Co., 1.50%, 1/02/20 (Maturity Value $50,004,167) Collateralized by U.S. Treasury Notes, 2.50%, 1/31/24 (valued at $51,090,691)	50,000,000	50,000,000

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THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
[c] Repurchase Agreements (continued)
HSBC Securities Inc., 1.50%, 1/02/20 (Maturity Value $100,008,333)
Collateralized by U.S. Government and Agency Securities, 1.625% – 4.00%, 12/31/21 – 12/20/43 (valued at $102,000,021)	$100,000,000	$100,000,000

Total Repurchase Agreements (Cost $2,052,000,000)		2,052,000,000

Total Investments (Cost $19,667,284,414) 103.2%		19,667,284,414

Other Assets, less Liabilities (3.2)%		(605,340,049)

Net Assets 100.0%		$19,061,944,365

See Abbreviations on page 30.

aThe security was issued on a discount basis with no stated coupon rate.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(b) regarding repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

December 31, 2019 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$17,615,284,414
Unaffiliated repurchase agreements, at value and cost	2,052,000,000
Cash	27,134,882
Receivables:
Interest	9,675,765

Total assets	19,704,095,061

Liabilities:
Payables:
Investment securities purchased	639,432,667
Management fees	2,457,814
Distributions to shareholders	31,637
Accrued expenses and other liabilities	228,578

Total liabilities	642,150,696

Net assets, at value	$19,061,944,365

Net assets consist of:
Paid-in capital	$19,061,847,936

Total distributable earnings (losses)	96,429

Net assets, at value	$19,061,944,365

Shares outstanding	19,061,849,535

Net asset value per share	$1.00

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THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2019 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$209,908,609

Expenses:
Management fees (Note 3a)	15,617,175
Custodian fees (Note 4)	78,309
Reports to shareholders	3,980
Registration and filing fees	168
Professional fees	70,538
Other	79,365

Total expenses	15,849,535
Expense reductions (Note 4)	(28,669)

Net expenses	15,820,866

Net investment income	194,087,743

Net realized gain (loss) from:
Investments:
Unaffiliated issuers	101,798

Net increase (decrease) in net assets resulting from operations	$194,189,541

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended December 31, 2019 (unaudited)	Year Ended June 30, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$ 194,087,743	$ 478,383,410
Net realized gain (loss)	101,798	11,348

Net increase (decrease) in net assets resulting from operations	194,189,541	478,394,758

Distributions to shareholders	(194,087,743)	(478,383,410)

Capital share transactions (Note 2)	(4,156,698,593)	(481,506,776)

Net increase (decrease) in net assets	(4,156,596,795)	(481,495,428)
Net assets:
Beginning of period	23,218,541,160	23,700,036,588

End of period	$19,061,944,365	$23,218,541,160

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1.  Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a.  Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

b.  Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the

Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 31, 2019.

c.  Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2019, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

1. Organization and Significant Accounting Policies (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2019	Year Ended June 30, 2019

Shares sold	$ 18,940,144,549	$ 28,749,969,710
Shares issued in reinvestment of distributions	194,066,857	478,384,571
Shares redeemed	(23,290,909,999)	(29,709,861,057)

Net increase (decrease)	$ (4,156,698,593)	$ (481,506,776)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b.  Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

28	Semiannual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

c. Other Affiliated Transactions

At December 31, 2019, the shares of the Portfolio were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio	15,988,211,214	83.9%
Franklin U.S. Government Money Fund	3,073,638,321	16.1%

	19,061,849,535	100.0%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At June 30, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$5,369

At December 31, 2019, the cost of investments for book and income tax purposes was the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

At December 31, 2019, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

franklintempleton.com	Semiannual Report	29

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

7.   Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

30	Semiannual Report	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Fund files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com	Semiannual Report	31

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin U.S. Government Money Fund
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2020 Franklin Templeton Investments. All rights reserved.	111 S 02/20

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date February 28, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date February 28, 2020